Stockholder’s Equity (Details) - $ / shares			3 Months Ended	12 Months Ended
	Sep. 08, 2021	Sep. 08, 2021	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Stockholder’s Equity (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	500,000	500,000
Common stock par value			$ 0.0001	$ 0.0001
Stock split descriptions	-for-1 stock split	-for-1 stock split
Preferred stock, shares authorized	5,000,000	5,000,000
Common Class A [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock, shares authorized	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights	200	200
Common Class B [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock, shares authorized	3,000,000	3,000,000	3,000,000	3,000,000	3,000,000
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights	ten	ten
John Xu [Member] | Common Class A [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock voting rights			one	one
John Xu [Member] | Common Class B [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock voting rights			ten	ten